Share-based payments (Tables)	9 Months Ended
Sep. 30, 2022
Share based payments:
Schedule of Restricted share units

	Number of RSUs	Weighted average Grant date fair value per share
RSUs outstanding December 31, 2020	—	$—
Granted	57,896	$12.24
Vested (1)	(15,000)	$12.24
Forfeited	—	—
RSUs outstanding December 31, 2021	42,896	$12.24
Granted	59,441	$8.51
Vested (1)	(5,853)	$—
Forfeited	—	—
RSUs outstanding September 30, 2022	96,484	$11.43

(1)	No ordinary shares were issued in connection with the RSUs that vested during the nine month period ended September 30, 2022 and the year ended December 31, 2021.

Schedule Of Range Of Assumptions

For the 9 months ended September 30, 2022
Volatility	70.91 – 75.32%
Expected term in years	6.92 – 7
Dividend rate	0%
Risk-free interest rate	1.58 – 1.75%
Share price	$5.03 – $9.42
Fair value of option on grant date	$3.31 – $6.18

Schedule of Option Outstanding

	Number of options	Weighted average Grant date fair value per share
Options outstanding December 31, 2021	—	—
Granted	2,128,554	$5.21
Vested	(64,278)	$3.31
Forfeited	—	—
Options outstanding September 30, 2022	2,064,276	$5.21

Schedule of Incentive shares

	Number of shares	Weighted average Grant date fair value per share
Incentive shares outstanding December 31, 2021	30,000	$23
Granted	—	$—
Vested	—	$—
Forfeited	(25,000)	$—
Incentive shares outstanding September 30, 2022	5,000	$23

Schedule of Reconciliation to statement of profit or loss

€’000	2022	2021
2020 Earn-Out	—	4,730
RSUs	412	—
Incentive shares	—	166
Options	2,221	—
Share-based payment expense	2,633	4,896